Submission	Jan. 24, 2025
Submission [Line Items]
Central Index Key	0001762506
Registrant Name	Vista Energy, S.A.B. de C.V.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES